Taxation	12 Months Ended
Mar. 31, 2025
Taxation [Abstract]
TAXATION
12.	TAXATION

Cayman Islands and British Virgin Islands (“BVI”)

Under the current laws of the Cayman Islands and the BVI, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands or the BVI.

Hong Kong

According to Tax (Amendment) (No. 3) Ordinance 2019 published by Hong Kong government, effective April 1, 2019, under the two-tiered profits tax rates regime, the profits tax rate for the first HK$ 2 million of assessable profits was reduced to 8.25% (half of the rate specified in Schedule 8 to the Inland Revenue Ordinance (IRO)) for corporations, while the remaining profits will continue to be taxed at the existing 16.5% tax rate. CCSC Technology Group and CCSC Interconnect HK were subject to Hong Kong profit tax during the periods presented.

Serbia

Our subsidiary, CCSC Technology Serbia, which was incorporated and operated in the Serbia, is subject to enterprise income tax on its worldwide taxable income, as determined under the tax laws and accounting standards, at a rate of 15%. CCSC Technology Serbia was not subject to any income tax, as it was established in February 2024 and did not have taxable income during these periods.

Netherlands

CCSC Interconnect NL, which was incorporated in the Netherlands, is subject to enterprise income tax on their worldwide taxable income, as determined under the tax laws and accounting standards, at a rate of 19% (15% in 2022) for the first EUR 200,000 (EUR 395,000 in 2022) of profits earned by CCSC Interconnect NL, and the remaining profits will continue to be taxed at the existing 25.8% tax rate in 2025, 2024 and 2023. CCSC Interconnect NL was not subject to income tax, as it had no taxable income during the periods presented.

Mainland China

Generally, CCSC Interconnect DG is considered mainland China resident enterprises under the PRC tax law, are subject to enterprise income tax on their worldwide taxable income, as determined under the PRC tax laws and accounting standards at a statutory income tax rate of 25%.

In accordance with the implementation rules of Enterprise Income Tax Laws of the PRC (the “EIT Laws”), a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%. The HNTE certificate is effective for a period of three years. An entity may re-apply for the HNTE certificate when the prior certificate expires. The Company’s subsidiary, CCSC Interconnect DG, was qualified as a HNTE as of December 2, 2019, and has renewed its HNTE status on December 22, 2022. Therefore, CCSC Interconnect DG is eligible to enjoy a preferential tax rate of 15% from 2022 to 2024 to the extent it has taxable income under the EIT Laws.

Tax saving as a result of HNTE were nil, nil and $209,381 for the years ended March 31, 2025, 2024 and 2023, respectively. The benefit of the tax saving on net income per share (basic and diluted) was nil, nil and $0.02 for the years ended March 31, 2025, 2024 and 2023, respectively.

The EIT Laws also impose a withholding income tax of 10% on dividends distributed by a Foreign Investment Enterprise (“FIE”) to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. According to the arrangement between the PRC and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the FIE satisfies the criteria for “beneficial owner” under Circular No. 9, which was issued by the State Administration of Taxation in February 2018, and the foreign investor owns directly at least 25% of the shares of the FIE). The Company did not record any dividend withholding tax on the retained earnings of its FIEs China, as the Company intends to reinvest all earnings in China to further expand its business in China, and its FIEs do not intend to declare dividends on the retained earnings to their immediate foreign holding companies.

The income tax provision consisted of the following components:

	For the years ended March 31,
	2025	2024	2023
Current income tax expense:
PRC	$-	$-	$99,674
Hong Kong	-	-	126,284
Serbia	-	-	-
True up adjustments for income tax expense for prior years	-	163,556	-
Total current income tax expense	-	163,556	225,958
Deferred income tax (benefit)/expense:
PRC	(114,666)	(203,986)	51,780
Hong Kong	(146,899)	(45,906)	-
Other	(8,937)	-	-
Total deferred income tax (benefit)/expense	(270,502)	(249,892)	51,780
Total income tax (benefit)/expense	$(270,502)	$(86,336)	$277,738

The pretax income by major tax jurisdictions is as follows:

	For the years ended March 31,
	2025	2024	2023
(Loss)/income before tax
PRC	$(107,958)	$(784,125)	$1,354,266
Hong Kong	(1,193,796)	(647,181)	780,991
Serbia	(59,577)	-	-
Other	(319,636)	49,807	350,633
Total	$(1,680,967)	$(1,381,499)	$2,485,890

A reconciliation between the Company’s actual provision for income taxes and the provision under the PRC statutory rate is as follows:

	For the years ended March 31,
	2025	2024	2023
(Loss)/income before income tax	$(1,680,967)	$(1,381,499)	$2,485,890
PRC statutory tax rate	25%	25%	25%
Computed income tax (benefit)/expense with statutory Enterprise Income Tax rate	(420,242)	(345,375)	621,473
Additional deduction for R&D expenses	(163,510)	(148,630)	(162,618)
Effect of preferential tax rates for PRC subsidiary	76,444	135,991	(209,381)
Effect of preferential tax rates for Hong Kong subsidiary	-	-	(42,736)
Changes in valuation allowance	(29,730)	29,751	202,312
Effect of different tax rates in jurisdictions other than PRC*	305,832	56,280	(39,729)
True up adjustments for income tax expense for prior years**	-	163,556	-
Tax effect of non-taxable income and non-deductible items	(39,296)	22,091	(91,583)
Income tax (benefit)/expense	$(270,502)	$(86,336)	$277,738

*	The effect of different tax rates in jurisdictions other than PRC derived from CCSC Technology Group, CCSC Interconnect HK and CCSC Technology Serbia.

**	True up adjustment for income tax expense for prior years is related to changes in estimates to IPO expenses claimed to Hong Kong tax authorities for prior periods.

As of March 31, 2025 and 2024, the cash paid for income tax were nil and $859,882, respectively, and the cash received from income tax refund were $246,771 and nil, respectively.

As of March 31, 2025 and 2024, the significant components of the deferred tax assets were summarized below:

	As of March 31,
	2025	2024
Deferred tax assets:
Net operating loss carried forward	59,949	341,335
Inventory provision allowance	590,581	67,075
Total deferred tax assets	650,530	408,410
Valuation allowance	(91,847)	(121,016)
Deferred tax assets, net	$558,683	$287,394

The Company periodically evaluates the likelihood of the realization of deferred tax assets and reduces the carrying amount of the deferred tax assets by a valuation allowance to the extent it believes a portion will not be realized. Management considers new evidence, both positive and negative, that could affect the Company’s future realization of deferred tax assets, including its recent cumulative earnings experience, expectation of future income, the carry forward periods available for tax reporting purposes and other relevant factors. As of March 31, 2025 and 2024, the Company’s subsidiary, CCSC Technology Group, reported a net operating loss of $556,651 and $733,431, respectively. As CCSC Technology Group suffered net operating losses in prior periods as a holding company in Hong Kong, the Company has concluded that it is more likely than not that the deferred tax assets generated from CCSC Technology Group would not be utilized in the future. Accordingly, the Company provided valuation allowance of $91,847 and $121,016 for the deferred tax assets of CCSC Technology Group as of March 31, 2025 and 2024, respectively.

As of March 31, 2025 and 2024, net operating loss carryforwards of our PRC subsidiary amounted to $1,979,920 and $1,162,802, respectively, which will expire in 2034 and 2035, if not used. As of March 31, 2025 and 2024, net operating loss carryforwards of our Hong Kong subsidiaries amounted to $1,724,800 and $1,011,604, respectively, which have no expiration date and will be carried forward indefinitely. These net operating loss carryforwards allow our subsidiary to offset future taxable income with these losses and potentially reduce its tax liabilities in profitable years.

The movements of valuation allowance of deferred tax assets are as follows:

	As of March 31,
	2025	2024
Balance at beginning of the year	$121,016	$90,991
Additions	-	29,751
Reversal	(29,730)	-
Foreign currency translation adjustments	561	274
Balance at end of the year	$91,847	$121,016

As of March 31, 2025 and 2024, the Company had income taxes payable of $11,614 and $11,668, respectively.

The Company also had income tax recoverable of $452,598 and $696,531 as of March 31, 2025 and 2024, respectively. The Company’s Hong Kong subsidiaries, CCSC Technology Group and CCSC Interconnect HK, make income tax prepayment to Hong Kong tax authority based on the preceding year’s taxable income. This payment is used to offset against the actual income tax liability which assessed by local tax authority at year-end based on actual taxable income generated by CCSC Technology Group and CCSC Interconnect HK. Any overpayment will be refundable in accordance with Hong Kong tax laws when the final income tax liability is determined based on actual taxable income generated during the year (see Note 6).

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of March 31, 2025 and 2024, the Company did not have any significant unrecognized uncertain tax positions and the Company does not believe that its unrecognized tax benefits will change over the next twelve months. For the years ended March 31, 2025, 2024 and 2023, the Company did not have any significant interest or penalties related to potential underpaid income tax expenses.

According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. According to Hong Kong Inland Revenue Ordinance, the year of assessment or within six years after the year of assessment are subject to examination for by the Hong Kong tax authorities.